Costs of services and general and administrative costs - Auditor's Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Information About Operating Cost [line items]
Other services pursuant to legislation	£ 4.2	£ 4.0	£ 3.7
Fees payable to the auditors pursuant to legislation	27.3	26.1	24.5
Total non-audit fees	4.8	4.8	8.7
Total fees	32.1	30.9	33.2
Advisory services [member]
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for tax services		0.1	1.6
Compliance services [member]
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for tax services	0.1	0.1	1.3
Corporate finance services [member]
Disclosure Of Information About Operating Cost [line items]
Other services pursuant to legislation			0.1
Other services [member]
Disclosure Of Information About Operating Cost [line items]
Other services pursuant to legislation	4.7	4.6	5.7
WPP plc [member]
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for audit services	1.4	1.4	1.4
Subsidiaries [member]
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for audit services	£ 21.7	£ 20.7	£ 19.4